Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of financial assets [line items]
Financial investments	S/ 26,721,991	S/ 22,787,598	S/ 24,547,294
Accrued income	26,721,991	22,787,598
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	20,912,184	16,716,517
Accrued income	334,385	322,425
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,383,014	3,231,139
Accrued income	90,990	71,640
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	1,556,540	1,932,993
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	444,878	512,884
Total financial investments [member]
Disclosure of financial assets [line items]
Financial investments	S/ 26,296,616	S/ 22,393,533